Leases - Summary of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Seattle Lease member
2022	$ 1,987
2023	2,037
2024	1,732
2025	0
Thereafter	0
Less:Imputed Intrest	(379)
Total	5,377
Seoul Lease Member
2022	1,353
2023	1,167
2024	0
2025	0
Thereafter	0
Less:Imputed Intrest	(133)
Total	$ 2,387